Fair Value of Financial Instruments (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The table below includes the carrying value and fair value for our financial instruments for which it is practicable to estimate fair value:

	As of September 30, 2020		As of December 31, 2019
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Asset:
Real estate note investment	$6,735,530	$6,735,530	$1,793,771	$1,793,771

Financial Liability:
Berkadia Credit Facility	$35,995,000	$39,603,000	$35,995,000	$37,410,000
JP Morgan Credit Facility	$48,500,000	$48,500,000	$—	$—
Series 2019 Preferred Stock	$20,561,909	$20,561,909	$1,198,000	$1,198,000

The table below includes the carrying value and fair value for our financial instruments for which it is practicable to estimate fair value:

	As of December 31, 2019		As of December 31, 2018
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Asset:
Real estate note investment	$1,793,771	$1,793,771	$—	$—

Financial Liability:
Credit Facility	$35,995,000	$37,410,000	$—	$—
Series 2019 Preferred Stock	$1,198,000	$1,198,000	$—	$—